Morgan Stanley Convertible Securities Trust
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001

Dear Shareholder:
For most investors, the 12-month period ended September 30, 2001, was an extraordinarily difficult time to be in the market. During the latter part of 2000, the equity markets came under selling pressure amid fears of a potential recession and corresponding negative effects on corporate profits and earnings. Preannouncements of earnings disappointments by several prominent technology and financial services companies in late 2000 resulted in a further deterioration of the financial climate. Also weighing on the market were higher energy prices, concerns about a possible slowdown in capital spending and the protracted outcome of the presidential election. Telecommunications services and technology stocks in particular were negatively affected as a result of tax selling, the slowdown in capital spending and, for telecommunications companies, reduced access to the capital markets.

The first quarter of 2001 saw continued declines in small- and mid-cap stocks as investors became increasingly concerned about the rapidly slowing economy and the outlook for corporate earnings. This market decline, which originally was limited largely to technology, telecommunications and media, became pervasive during the first quarter with few sectors showing positive returns. Although markets rebounded during April and May, partly as a result of aggressive easing action by the Federal Reserve, this recovery proved to be short-lived. Stocks fell again during the last three months of the reporting period, reflecting investor uncertainty about the pace of economic recovery, prospects for corporate earnings and the effects of terrorist attacks in New York and Washington, D.C.

Despite a reduction in initial public offerings and secondary stock offerings during the period, the convertibles market remained an attractive financing alternative that companies continued to tap into to build their cash balances. Convertible issuance continued at record levels, allowing for increased diversification in the Fund's portfolio.

Performance
For the 12-month period ended September 30, 2001, Morgan Stanley Convertible Securities Trust's Class B shares posted a total return of -15.91 percent compared to -22.00 percent for the Goldman Sachs Convertible 100 Index. For the same period, the Fund's Class A, C and D shares returned -15.32 percent, -15.94 percent and -15.08 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Goldman Sachs Convertible 100 Index.

Core positions in health care (including pharmaceuticals) and financials helped the Fund outperform its benchmark during the period. The gains made by holdings in these sectors partially offset the steep decline in the Nasdaq composite index. An upgrade in overall credit quality with attractively valued underlying equities, along with swaps into higher-yielding bonds having relatively short maturities, provided the Fund

Morgan Stanley Convertible Securities Trust
Letter to the Shareholders / / September 30, 2001 CONTINUED

with greater downside protection during the market sell-off. In addition, the proliferation of high-credit-quality convertibles helped convertibles outperform the broader equity markets during the period.

Portfolio Strategy
The Fund uses a growth-oriented, bottom-up approach to evaluate companies and determine their investment merits, seeking thus to identify companies and sectors with strong underlying fundamentals and solid long-term growth potential. The Fund has repositioned its sector weightings to better reflect the composition of the convertible universe, maintaining overweighted and underweighted positions based on the outlook for various industries. The inclusion of high-quality, large-cap issues in its portfolio has improved the Fund's credit profile while offering significant equity participation. As of September 30, 2001, the Fund had only 1 percent in common stock.

In attempting to control volatility, the Fund generally focuses on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertibles with good risk/reward characteristics. These traits include a relatively high yield, to support the convertible if the underlying stock declines, and reasonable conversion premiums to help ensure participation in any appreciation of the underlying stock.

Looking Ahead
Despite the potential for continued economic weakness during the remainder of 2001, we believe that an economic recovery may materialize in 2002. In the near term, with uncertainty in the U.S. economy, a global economic slowdown and expectations of a prolonged war against terrorism, we believe that the equity markets will remain volatile and that the convertible market remains attractive from a risk/reward perspective.

We appreciate your ongoing support of Morgan Stanley Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Convertible Securities Trust
FUND PERFORMANCE / / SEPTEMBER 30, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B
($ in Thousands)

                   FUND     GOLDMAN SACHS(4)
September 1991     $10,000           $10,000
September 1992     $10,569           $11,800
September 1993     $13,023           $13,977
September 1994     $13,676           $14,332
September 1995     $15,547           $17,032
September 1996     $17,833           $19,417
September 1997     $22,003           $24,229
September 1998     $18,920           $22,425
September 1999     $21,686           $27,216
September 2000     $28,675           $34,628
September 2001  $24,112(3)           $27,010

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                          Average Annual Total Returns
   -----------------------------------------------------------------------------------------------------------
                     Class A Shares*                                        Class B Shares**
   ---------------------------------------------------     ---------------------------------------------------
   Period Ended 9/30/01                                    Period Ended 9/30/01
   -------------------------                               -------------------------
   1 Year                     (15.32)%(1)    (19.76)%(2)   1 Year                     (15.91)%(1)    (19.96)%(2)
   Since Inception (7/28/97)    4.53%(1)       3.19%(2)    5 Years                      6.22%(1)       5.90%(2)
                                                           10 Years                     9.20%(1)       9.20%(2)

                     Class C Shares+                                        Class D Shares++
   ---------------------------------------------------     ---------------------------------------------------
   Period Ended 9/30/01                                    Period Ended 9/30/01
   -------------------------                               -------------------------
   1 Year                     (15.94)%(1)    (16.75)%(2)   1 Year                     (15.08)%(1)
   Since Inception (7/28/97)    3.74%(1)       3.74%(2)    Since Inception (7/28/97)    4.77%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2001.
(4) THE GOLDMAN SACHS CONVERTIBLE 100 INDEX TRACKS THE PERFORMANCE OF 100 EQUALLY WEIGHTED CONVERTIBLE ISSUES WITH MARKET CAPITALIZATION OF AT LEAST $100 MILLION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE      DATE       VALUE

--------------------------------------------------------------------------

           Convertible Bonds (65.0%)
           ADVERTISING/MARKETING SERVICES (0.6%)
$  2,000   Doubleclick, Inc..............   4.75%   03/15/06  $  1,362,500
                                                              ------------
           AEROSPACE & DEFENSE (1.0%)
   3,915   Spacehab, Inc.................   8.00    10/15/07     2,329,425
                                                              ------------
           AIR FREIGHT/COURIERS (1.2%)
   3,000   United Parcel Service of
            America, Inc.................   1.75    09/27/07     2,902,500
                                                              ------------
           BIOTECHNOLOGY (3.9%)
   1,500   Affymetrix, Inc...............   5.00    10/01/06     1,018,125
   2,750   Alkermes, Inc.................   3.75    02/15/07     1,629,375
   1,000   Aviron........................   5.25    02/01/08       702,500
   2,750   Cephalon, Inc. - 144A**.......   5.25    05/01/06     2,499,062
   1,500   COR Therapeutic, Inc. -
            144A**.......................   4.50    06/15/06     1,275,000
   1,000   Human Genome Sciences, Inc....   3.75    03/15/07       682,500
   3,000   Vertex Pharmaceuticals,
            Inc..........................   5.00    09/19/07     1,867,500
                                                              ------------
                                                                 9,674,062
                                                              ------------
           BROADCASTING (2.4%)
   4,000   Clear Channel Communications,
            Inc..........................   1.50    12/01/02     3,835,000
   2,500   Scandinavian Broadcasting
            System SA (Luxembourg).......   7.00    12/01/04     2,031,250
                                                              ------------
                                                                 5,866,250
                                                              ------------
           CABLE/SATELLITE TV (2.0%)
   3,000   Adelphia Communications
            Corp.........................   6.00    02/15/06     2,103,750
   2,750   Charter Communication Holdings
            LLC..........................   4.75    06/01/06     2,103,750
     805   EchoStar Communications
            Corp.........................   4.875   01/01/07       646,012
                                                              ------------
                                                                 4,853,512
                                                              ------------
           COMPUTER COMMUNICATIONS (1.5%)
   3,850   Juniper Networks, Inc.........   4.75    03/15/07     2,425,500
   3,500   Redback Networks, Inc.........   5.00    04/01/07     1,268,750
                                                              ------------
                                                                 3,694,250
                                                              ------------
           CONTRACT DRILLING (0.9%)
   5,000   Pride International, Inc......   0.00    04/24/18     2,125,000
                                                              ------------
           DATA PROCESSING SERVICES (2.0%)
   1,350   Affiliated Computer Services,
            Inc..........................   3.50    02/15/06     1,569,375
   1,000   Bisys Group, Inc..............   4.00    03/15/06     1,047,500
     750   CheckFree Holdings Corp.......   6.50    12/01/06       544,687
   1,500   National Data Corp............   5.00    11/01/03     1,680,000
                                                              ------------
                                                                 4,841,562
                                                              ------------
           ELECTRIC UTILITIES (0.8%)
   2,000   Orion Power Holdings, Inc.....   4.50    06/01/08     1,995,000
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE     DATE        VALUE

--------------------------------------------------------------------------

             Convertible Bonds (Continued)
           ELECTRONIC COMPONENTS (0.6%)
$  2,850   Solectron Corp................   0.00%   05/08/20  $  1,432,125
                                                              ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (1.2%)
   3,000   Thermo Electron Corp. -
            144A**.......................   4.25    01/01/03     2,932,500
                                                              ------------
           ELECTRONIC PRODUCTION EQUIPMENT (3.3%)
   1,000   Advanced Energy Industries,
            Inc..........................   5.25    11/15/06       760,000
   2,000   ASM Lithorgraphy Holding N.V.
            (Netherlands) - 144A**.......   4.25    11/30/04     1,510,000
   2,500   Integrated Process Equipment
            Corp.........................   6.25    09/15/04       950,000
   4,000   Lam Research Corp.............   5.00    09/01/02     4,040,000
   1,000   Lam Research Corp.............   4.00    06/01/06       767,500
                                                              ------------
                                                                 8,027,500
                                                              ------------
           ENVIRONMENTAL SERVICES (0.8%)
   2,000   Waste Management, Inc.........   4.00    02/01/02     1,997,500
                                                              ------------
           FOOD RETAIL (1.6%)
   4,000   JMH Finance Ltd. - 144A**
            (Great Britain)..............   4.75    09/06/07     3,815,000
                                                              ------------
           HOME IMPROVEMENT CHAINS (0.7%)
   2,400   Lowe's Companies, Inc. -
            144A**.......................   0.00    02/16/21     1,632,000
                                                              ------------
           INDUSTRIAL CONGLOMERATES (0.8%)
   2,000   Hutchinson Whampoa Ltd. (Great
            Britain) - 144A**............   2.875   09/15/03     1,886,250
                                                              ------------
           INVESTMENT BANKS/BROKERS (1.1%)
   5,500   Merrill Lynch & Co............   0.00    05/23/31     2,708,750
                                                              ------------
           MAJOR TELECOMMUNICATIONS (3.5%)
   2,500   Bell Atlantic Financial
            Service - 144A**
            (exchangeable into Cable &
            Wireless Communications
            common stock)................   4.25    09/15/05     2,515,625
   5,000   Bell Atlantic Financial
            Service - 144A**
            (exchangeable into Telecom
            Corporation of New Zealand
            common stock)................   5.75    04/01/03     5,012,500
   1,100   Telefonos de Mexico S.A.
            (Mexico).....................   4.25    06/15/04     1,331,000
                                                              ------------
                                                                 8,859,125
                                                              ------------
           MEDIA CONGLOMERATES (1.3%)
   5,800   America Online, Inc...........   0.00    12/06/19     3,081,250
                                                              ------------
           MEDICAL SPECIALTIES (2.4%)
   4,275   Alza Corp.....................   0.00    07/28/20     3,345,187
   2,500   Baxter International, Inc. -
            144A**.......................   1.25    06/01/21     2,634,375
                                                              ------------
                                                                 5,979,562
                                                              ------------
           MULTI-LINE INSURANCE (1.2%)
   3,000   American International Group,
            Inc..........................   0.50    05/15/07     2,981,250
                                                              ------------
           OIL & GAS PRODUCTION (0.9%)
   2,000   Kerr-McGee Corp...............   5.25    02/15/10     2,192,500
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE     DATE        VALUE

--------------------------------------------------------------------------

             Convertible Bonds (Continued)
           OILFIELD SERVICES/EQUIPMENT (1.5%)
$  2,000   Hanover Compress Co...........   4.75%   03/15/08  $  1,720,000
   3,800   Weatherford International,
            Inc..........................   0.00    06/30/20     2,004,500
                                                              ------------
                                                                 3,724,500
                                                              ------------
           PACKAGED SOFTWARE (4.8%)
   3,500   i2 Technologies, Inc..........   5.25    12/15/06     2,235,625
   3,425   Mercury Interactive Corp......   4.75    07/01/07     2,303,313
   8,000   Network Associates, Inc.......   0.00    02/13/18     3,520,000
   1,500   Network Associates, Inc. -
            144A**.......................   5.25    08/15/06     1,599,375
   2,500   Rational Software Corp........   5.00    02/01/07     1,831,250
     500   Veritas Software Corp.........   1.86    08/13/06       400,000
                                                              ------------
                                                                11,889,563
                                                              ------------
           PHARMACEUTICALS: GENERIC DRUGS (1.0%)
   3,000   Ivax Corp. - 144A**...........   4.50    05/15/08     2,557,500
                                                              ------------
           PHARMACEUTICALS: MAJOR (1.0%)
   3,500   Roche Holdings, Inc. -
            144A**.......................   0.00    01/19/15     2,454,375
                                                              ------------
           PHARMACEUTICALS: OTHER (1.5%)
   3,600   Allergan, Inc.................   0.00    11/01/20     2,182,500
   1,500   Teva Pharmaceutical Industries
            Ltd. (Israel) - 144A**.......   0.75    08/15/21     1,408,125
                                                              ------------
                                                                 3,590,625
                                                              ------------
           PROPERTY - CASUALTY INSURERS (0.5%)
     500   Berkshire Hathaway, Inc.......   1.00    12/02/01     1,217,500
                                                              ------------
           REAL ESTATE INVESTMENT TRUSTS (2.7%)
   2,500   EOP Operating LP..............   7.25    11/15/08     2,678,125
   4,000   Macerich Co. (Eurobond).......   7.25    12/15/02     3,850,000
                                                              ------------
                                                                 6,528,125
                                                              ------------
           SEMICONDUCTORS (7.5%)
   3,500   Analog Devices, Inc...........   4.75    10/01/05     3,215,625
   3,000   Burr-Brown Corp...............   4.25    02/15/07     3,150,000
   3,000   Cypress Semiconductor Corp....   4.00    02/01/05     2,426,250
   2,000   Lattice Semiconductors
            Corp.........................   4.75    11/01/06     1,967,500
   4,250   LSI Logic Corp................   4.00    02/15/05     3,415,938
   1,000   PMC Sierra, Inc. - 144A**.....   3.75    08/15/06       851,250
   3,500   Semtech Corp..................   4.50    02/01/07     3,283,438
                                                              ------------
                                                                18,310,001
                                                              ------------
           SERVICES TO THE HEALTH INDUSTRY (0.9%)
   3,000   Laboratory Corp. of America -
            144A**.......................   0.00    09/11/21     2,092,500
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   MATURITY
THOUSANDS                                   RATE     DATE        VALUE

--------------------------------------------------------------------------

             Convertible Bonds (Continued)
           SPECIALTY INSURANCE (2.1%)
$  2,000   First American Corp...........   4.50%   04/15/08  $  2,016,250
   3,000   PMI Group, Inc. - 144A**......   2.50    07/15/21     3,056,250
                                                              ------------
                                                                 5,072,500
                                                              ------------
           SPECIALTY TELECOMMUNICATIONS (0.0%)
   1,750   SA Telecommunications, Inc. -
            144A** (a)...................   10.00   08/15/06        52,500
                                                              ------------
           TELECOMMUNICATION EQUIPMENT (4.1%)
   1,150   American Tower Corp...........   6.25    10/15/09     1,035,000
   3,250   Comverse Technology, Inc. -
            144A**.......................   1.50    12/01/05     2,340,000
   3,000   Nortel Networks - 144A**
            (Canada).....................   4.25    09/01/08     2,617,500
   3,000   ONI Systems Corp..............   5.00    10/15/05     1,863,750
   3,000   RF Micro Devices, Inc.........   3.75    08/15/05     2,280,000
                                                              ------------
                                                                10,136,250
                                                              ------------
           WHOLESALE DISTRIBUTORS (0.9%)
   2,000   School Specialty, Inc. -
            144A**.......................   6.00    08/01/08     2,290,000
                                                              ------------
           WIRELESS COMMUNICATIONS (0.8%)
   3,000   Nextel Communications, Inc....   4.75    07/01/07     1,875,000
                                                              ------------
           Total Convertible Bonds
           (COST $181,174,971)..............................   158,960,312
                                                              ------------

NUMBER OF
 SHARES
---------

           Convertible Preferred Stocks (25.0%)
           AEROSPACE & DEFENSE (0.6%)
  25,000   Raytheon Co. $8.25......................     1,502,500
                                                     ------------
           ALTERNATIVE POWER GENERATION (0.8%)
  44,000   Calpine Capital Trust III $3.25.........     1,930,500
                                                     ------------
           AUTO PARTS: O.E.M. (0.0%)
 120,000   BTI Capital Trust - 144A** $3.25*.......        15,000
                                                     ------------
           BIOTECHNOLOGY (1.1%)
  63,500   Sicor, Inc. - 144A** $3.75..............     2,786,062
                                                     ------------
           CABLE/SATELLITE TV (1.1%)
  17,000   TCI Pacific Communications, Inc.
            $2.50..................................     2,766,750
                                                     ------------
           CONTAINERS/PACKAGING (0.9%)
  55,000   Sealed Air Corp. (Series A) $2.00.......     2,172,500
                                                     ------------
           DATA PROCESSING SERVICES (0.2%)
  24,000   Amdocs Automatic Common Exchange
            Securities $1.515......................       604,800
                                                     ------------
           DISCOUNT STORES (0.4%)
  27,300   Kmart Financing $3.875..................     1,015,287
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

             Convertible Preferred Stocks (Continued)
           ELECTRIC UTILITIES (1.7%)
  40,000   AES Trust III $3.375....................  $  1,318,000
  32,500   Alliant Energy Resources, Inc. - 144A**
            $4.912.................................       991,250
 100,000   PPL Capital Fund Trust I $1.938.........     1,815,000
                                                     ------------
                                                        4,124,250
                                                     ------------
           HOUSEHOLD/PERSONAL CARE (0.9%)
  35,000   Estee Lauder Automatic Common Exchange
            Security Trust $5.406..................     2,318,750
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES (0.5%)
  25,000   Electronic Data Systems $3.813..........     1,275,000
                                                     ------------
           MAJOR BANKS (1.2%)
 109,450   National Australia Bank, Ltd.
            (Australia) (Units) + $1.969...........     2,947,488
                                                     ------------
           MAJOR TELECOMMUNICATIONS (2.1%)
  60,600   BroadWing, Inc. $3.375..................     2,423,394
 100,000   Sprint Corp. $1.781.....................     2,720,000
                                                     ------------
                                                        5,143,394
                                                     ------------
           OIL & GAS PIPELINES (1.1%)
  65,000   El Paso CGP Co. $1.656..................     1,846,000
  35,000   Enron Corp. $1.558......................       929,250
                                                     ------------
                                                        2,775,250
                                                     ------------
           OIL & GAS PRODUCTION (0.9%)
  28,000   Apache Corp. $2.015.....................     1,042,720
  21,500   Newfield Financial Trust I $3.25........     1,049,200
                                                     ------------
                                                        2,091,920
                                                     ------------
           PHARMACEUTICALS: MAJOR (1.0%)
  67,000   Pharmacia Corp. $2.60...................     2,552,700
                                                     ------------
           PROPERTY - CASUALTY INSURERS (0.7%)
  26,500   ACE Ltd. $4.125.........................     1,656,250
                                                     ------------
           PUBLISHING: NEWSPAPERS (0.9%)
  25,700   Tribune Co. $3.14.......................     2,309,788
                                                     ------------
           PULP & PAPER (1.3%)
  72,000   International Paper Capital Trust
            $2.625.................................     3,168,000
                                                     ------------
           RAILROADS (1.2%)
  54,000   Canadian National Railway Co. (Canada)
            $2.625.................................     2,932,740
                                                     ------------
           REGIONAL BANKS (1.6%)
 100,000   CNB Capital Trust I $1.50...............     3,912,000
                                                     ------------
           SAVINGS BANKS (1.4%)
  60,000   Washington Mutual Inc. $2.688...........     3,345,000
                                                     ------------
           SPECIALTY TELECOMMUNICATIONS (0.9%)
  97,500   Worldcom, Inc. $1.75....................     2,254,688
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

             Convertible Preferred Stocks (Continued)
           TELECOMMUNICATION EQUIPMENT (1.0%)
   2,300   Lucent Technologies, Inc. - 144A* *
            $80.00.................................  $  2,357,500
                                                     ------------
           TOOLS/HARDWARE (0.4%)
 109,000   Metromedia International Group, Inc.
            $3.625.................................       899,250
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (1.0%)
  50,000   Cummins Capital Trust I - 144A**
            $3.50..................................     2,351,250
                                                     ------------
           Total Convertible Preferred Stocks
           (COST $76,920,239)......................    61,208,617
                                                     ------------
           Common Stocks (1.2%)
           PHARMACEUTICALS: MAJOR
  52,884   Johnson & Johnson
            (COST $2,733,333)......................     2,929,774
                                                     ------------

PRINCIPAL
AMOUNT IN                                    COUPON  MATURITY
THOUSANDS                                     RATE     DATE
---------                                    ------  --------

             Short-Term Investments (9.7%)
             Repurchase Agreements
$ 21,708     Joint repurchase agreement
             account (dated 09/28/01;
             proceeds $21,711,926; (b)
             (Cost $21,708,000)............  3.255%  10/01/01    21,708,000
   2,015     The Bank of New York (dated
             09/28/01; proceeds $2,015,560;
             collateralized by federal
             agency and U.S. Treasury
             obligations valued at
             approximately $2,056,000)
             (COST $2,015,140).............   2.50   10/01/01     2,015,140
                                                               ------------
             Total Short-Term Investments
             (COST $23,723,140)..............................    23,723,140
                                                               ------------

            Total Investments
            (COST $284,551,683) (C).......      100.9%      246,821,843
            Liabilities in Excess of Other
             Assets.......................       (0.9)       (2,090,633)
                                                -----      ------------
            Net Assets....................      100.0%     $244,731,210
                                                =====      ============

---------------------

   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   + CONSISTS OF ONE OR MORE CLASSES OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
   (A)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
   (B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,249,965 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $45,979,805, RESULTING IN NET UNREALIZED DEPRECIATION OF $37,729,840.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

SEPTEMBER 30, 2001

Assets:
Investments in securities, at value (cost
 $284,551,683)....................................  $246,821,843
Receivable for:
  Interest........................................     1,897,083
  Investments sold................................     1,447,772
  Dividends.......................................       345,595
  Shares of beneficial interest sold..............        53,238
Prepaid expenses and other assets.................        49,740
                                                    ------------
    Total Assets..................................   250,615,271
                                                    ------------
Liabilities:
Payable for:
  Investments purchased...........................     4,660,783
  Shares of beneficial interest repurchased.......       778,545
  Distribution fee................................       204,377
  Investment management fee.......................       124,756
Accrued expenses and other payables...............       115,600
                                                    ------------
    Total Liabilities.............................     5,884,061
                                                    ------------
    Net Assets....................................  $244,731,210
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $299,205,093
Net unrealized depreciation.......................   (37,729,840)
Accumulated undistributed net investment income...     2,321,197
Accumulated net realized loss.....................   (19,065,240)
                                                    ------------
    Net Assets....................................  $244,731,210
                                                    ============
Class A Shares:
Net Assets........................................    $1,821,831
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       130,535
    Net Asset Value Per Share.....................  $      13.96
                                                    ============
    Maximum Offering Price Per Share,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET
      VALUE)......................................  $      14.73
                                                    ============
Class B Shares:
Net Assets........................................  $235,136,500
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    16,859,439
    Net Asset Value Per Share.....................  $      13.95
                                                    ============
Class C Shares:
Net Assets........................................    $4,323,596
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       311,044
    Net Asset Value Per Share.....................  $      13.90
                                                    ============
Class D Shares:
Net Assets........................................    $3,449,283
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       247,283
    Net Asset Value Per Share.....................  $      13.95
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
Financial Statements CONTINUED

Statement of Operations

FOR THE YEAR ENDED SEPTEMBER 30, 2001

Net Investment Income:
Income
Interest..........................................  $  9,796,520
Dividends.........................................     4,353,743
                                                    ------------
    Total Income..................................    14,150,263
                                                    ------------
Expenses
Distribution fee (Class A shares).................         7,294
Distribution fee (Class B shares).................     2,705,302
Distribution fee (Class C shares).................        50,038
Investment management fee.........................     1,689,459
Transfer agent fees and expenses..................       339,285
Shareholder reports and notices...................        76,524
Professional fees.................................        61,434
Registration fees.................................        54,532
Custodian fees....................................        26,868
Trustees' fees and expenses.......................        18,952
Other.............................................        14,687
                                                    ------------
    Total Expenses................................     5,044,375
                                                    ------------
    Net Investment Income.........................     9,105,888
                                                    ------------
Net Realized and Unrealized Loss:
Net realized loss.................................   (16,135,254)
Net change in unrealized
 appreciation/depreciation........................   (41,216,257)
                                                    ------------
    Net Loss......................................   (57,351,511)
                                                    ------------
Net Decrease......................................  $(48,245,623)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                             FOR THE YEAR        FOR THE YEAR
                                                ENDED               ENDED
                                          SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                          ------------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................     $  9,105,888        $  9,115,281
Net realized gain (loss)................      (16,135,254)         48,588,509
Net change in unrealized
 appreciation/depreciation..............      (41,216,257)         16,994,467
                                             ------------        ------------

    Net Increase (Decrease).............      (48,245,623)         74,698,257
                                             ------------        ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................         (120,872)           (173,194)
Class B shares..........................       (9,616,692)        (11,567,746)
Class C shares..........................         (181,542)           (177,330)
Class D shares..........................         (148,137)            (90,430)
                                             ------------        ------------
    Total Dividends.....................      (10,067,243)        (12,008,700)
                                             ------------        ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................       (5,890,530)         10,723,520
                                             ------------        ------------

    Net Increase (Decrease).............      (64,203,396)         73,413,077
Net Assets:
Beginning of period.....................      308,934,606         235,521,529
                                             ------------        ------------
End of Period (Including accumulated
 undistributed net investment income of
 $2,321,197 and $3,299,297,
 respectively)..........................     $244,731,210        $308,934,606
                                             ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001

1. Organization and Accounting Policies
Morgan Stanley Convertible Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Convertible Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements / / September 30, 2001 CONTINUED

utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements / / September 30, 2001 CONTINUED

investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $92,890,000 at September 30, 2001.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements / / September 30, 2001 CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $296,500 and $2,300, respectively and received approximately $16,800 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2001 aggregated $317,101,752 and $320,486,817, respectively.

For the year ended September 30, 2001, the Fund incurred brokerage commissions of $3,967 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 2001, the Fund incurred brokerage commissions of $2,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,887. At September 30, 2001, the Fund had an accrued pension liability of $57,841 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements / / September 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR              FOR THE YEAR
                                         ENDED                     ENDED
                                   SEPTEMBER 30, 2001        SEPTEMBER 30, 2000
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................   2,679,350  $ 42,497,803   2,234,888  $ 36,412,837
Reinvestment of dividends.....       6,664        99,799       4,414        74,271
Redeemed......................  (2,702,784)  (42,761,887) (2,174,807)  (35,353,349)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................     (16,770)     (164,285)     64,495     1,133,759
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   4,552,789    71,914,369   5,143,466    87,901,083
Reinvestment of dividends.....     520,965     7,789,403     560,459     9,322,906
Redeemed......................  (5,505,037)  (86,215,753) (5,467,632)  (92,276,914)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class B......................    (431,283)   (6,511,981)    236,293     4,947,075
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................      71,877     1,131,698     151,647     2,577,327
Reinvestment of dividends.....       9,793       145,988       8,511       141,837
Redeemed......................     (88,304)   (1,361,582)    (54,353)     (901,245)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class C......................      (6,634)      (83,896)    105,805     1,817,919
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................     197,116     2,905,246     883,984    14,249,821
Reinvestment of dividends.....       1,372        20,320          77         1,288
Redeemed......................    (132,353)   (2,055,934)   (704,267)  (11,426,342)
                                ----------  ------------  ----------  ------------
Net increase -- Class D.......      66,135       869,632     179,794     2,824,767
                                ----------  ------------  ----------  ------------
Net increase (decrease) in
 Fund.........................    (388,552) $ (5,890,530)    586,387  $ 10,723,520
                                ==========  ============  ==========  ============

6. Federal Income Tax Status
At September 30, 2001, the Fund had a net capital loss carryover of approximately $6,215,000 of which $2,581,000 will be available through September 30, 2007 and $3,634,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $12,851,000 during fiscal 2001.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements / / September 30, 2001 CONTINUED

As of September 30, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $16,745.

7. Change in Accounting Policy
Effective October 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in an adjustment to the cost of securities and a corresponding adjustment to undistributed net investment income based on securities held as of September 30, 2001.

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                          FOR THE YEAR ENDED SEPTEMBER 30,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          SEPTEMBER 30, 1997
                           -----------      -----------      -----------      -----------      ------------------
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 17.23          $13.57           $12.45           $ 15.07              $14.31
                             -------          ------           ------           -------              ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.62            0.65             0.72              0.75                0.13
  Net realized and
   unrealized gain
   (loss)................      (3.21)           3.83             1.18             (2.68)               0.78
                             -------          ------           ------           -------              ------
Total income (loss) from
 investment operations...      (2.59)           4.48             1.90             (1.93)               0.91
                             -------          ------           ------           -------              ------
Less dividends from net
 investment income.......      (0.68)          (0.82)           (0.78)            (0.69)              (0.15)
                             -------          ------           ------           -------              ------
Net asset value, end of
 period..................    $ 13.96          $17.23           $13.57           $ 12.45              $15.07
                             =======          ======           ======           =======              ======
Total Return+............     (15.32)%         33.32%           15.64%           (13.38)%              6.40%(1)
Ratios to Average Net
 Assets:
Expenses.................       1.06%(3)        1.04%(3)         1.06%(3)          1.05%(3)            1.15%(2)
Net investment income....       3.97%(3)        3.91%(3)         5.31%(3)          5.16%(3)            5.03%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $1,822          $2,538           $1,124              $963                 $50
Portfolio turnover
 rate....................        123%            160%              87%               95%                182%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
Financial Highlights CONTINUED


                                                  FOR THE YEAR ENDED SEPTEMBER 30,
                           -------------------------------------------------------------------------------
                              2001             2000             1999             1998             1997*
                           -----------      -----------      -----------      -----------      -----------
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....   $  17.22         $  13.57         $  12.45         $  15.07         $  12.72
                            --------         --------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................       0.51             0.52             0.61             0.65             0.60
  Net realized and
   unrealized gain
   (loss)................      (3.22)            3.82             1.18            (2.70)            2.31
                            --------         --------         --------         --------         --------
Total income (loss) from
 investment operations...      (2.71)            4.34             1.79            (2.05)            2.91
                            --------         --------         --------         --------         --------
Less dividends from net
 investment income.......      (0.56)           (0.69)           (0.67)           (0.57)           (0.56)
                            --------         --------         --------         --------         --------
Net asset value, end of
 period..................   $  13.95         $  17.22         $  13.57         $  12.45         $  15.07
                            ========         ========         ========         ========         ========
Total Return+............     (15.91)%          32.23%           14.62%          (14.01)%          23.38%
Ratios to Average Net
 Assets:
Expenses.................       1.81%(1)         1.80%(1)         1.85%(1)         1.81%(1)         1.84%
Net investment income....       3.22%(1)         3.15%(1)         4.52%(1)         4.40%(1)         4.45%
Supplemental Data:
Net assets, end of
 period, in thousands....   $235,137         $297,821         $231,510         $263,443         $316,633
Portfolio turnover
 rate....................        123%             160%              87%              95%             182%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
Financial Highlights CONTINUED

                                                                                                 FOR THE PERIOD
                                          FOR THE YEAR ENDED SEPTEMBER 30,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          SEPTEMBER 30, 1997
                           -----------      -----------      -----------      -----------      ------------------
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 17.17          $13.54           $12.43           $ 15.06              $14.31
                             -------          ------           ------           -------              ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.51            0.53             0.63              0.64                0.12
  Net realized and
   unrealized gain
   (loss)................      (3.22)           3.80             1.17             (2.68)               0.77
                             -------          ------           ------           -------              ------
Total income (loss) from
 investment operations...      (2.71)           4.33             1.80             (2.04)               0.89
                             -------          ------           ------           -------              ------
Less dividends from net
 investment income.......      (0.56)          (0.70)           (0.69)            (0.59)              (0.14)
                             -------          ------           ------           -------              ------
Net asset value, end of
 period..................    $ 13.90          $17.17           $13.54           $ 12.43              $15.06
                             =======          ======           ======           =======              ======
Total Return+............     (15.94)%         32.26%           14.83%           (14.07)%              6.26%(1)
Ratios to Average Net
 Assets:
Expenses.................       1.81%(3)        1.80%(3)         1.73%(3)          1.81%(3)            1.92%(2)
Net investment income....       3.22%(3)        3.15%(3)         4.64%(3)          4.40%(3)            4.52%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $4,324          $5,455           $2,869            $2,390                $620
Portfolio turnover
 rate....................        123%            160%              87%               95%                182%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
Financial Highlights CONTINUED

                                                                                                 FOR THE PERIOD
                                          FOR THE YEAR ENDED SEPTEMBER 30,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          SEPTEMBER 30, 1997
                           -----------      -----------      -----------      -----------      ------------------
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 17.23          $ 13.57          $12.44           $ 15.08              $14.31
                             -------          -------          ------           -------              ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.67             0.74            0.79              0.79                0.13
  Net realized and
   unrealized gain
   (loss)................      (3.23)            3.77            1.15             (2.71)               0.80
                             -------          -------          ------           -------              ------
Total income (loss) from
 investment operations...      (2.56)            4.51            1.94             (1.92)               0.93
                             -------          -------          ------           -------              ------
Less dividends from net
 investment income.......      (0.72)           (0.85)          (0.81)            (0.72)              (0.16)
                             -------          -------          ------           -------              ------
Net asset value, end of
 period..................    $ 13.95          $ 17.23          $13.57           $ 12.44              $15.08
                             =======          =======          ======           =======              ======
Total Return+............     (15.08)%          33.68%          15.81%           (13.19)%              6.42%(1)
Ratios to Average Net
 Assets:
Expenses.................       0.81%(3)         0.80%(3)        0.85%(3)          0.81%(3)            0.89%(2)
Net investment income....       4.22%(3)         4.15%(3)        5.52%(3)          5.40%(3)            4.94%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $3,449           $3,121             $18            $1,696                 $21
Portfolio turnover
 rate....................        123%             160%             87%               95%                182%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Convertible Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Convertible Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Convertible Securities Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Convertible Securities Trust as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 9, 2001

                      2001 Federal Tax Notice (unaudited)

       During the fiscal year ended September 30, 2001, 42.89% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year, 3.03% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                                       [GRAPHIC] Morgan Stanley
                                       Convertible
                                       Securities Trust

                                       Annual Report
                                       September 30, 2001
                                       ----------------------------------------


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Ellen Gold
Vice President
Christine Drusch
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.